Acquisitions - Significant Nonrecurring Adjustments to Net Income (Loss) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Aug. 05, 2022
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Depreciation	$ 11,209	$ 12,220	$ 49,145	$ 48,126	$ 46,094
Income tax provision (benefit)	14,410	17,327	(8,979)	60,380	147,732
Depreciation and amortization	$ 23,692	$ 24,927	$ 99,291	92,089	72,340
Revolving Credit Facility and Secured Debt | 2022 ABL Revolving Credit Facility and 2022 Term Loan Facility | Line of Credit
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Asset-based revolving credit facility				580,000
Weighted average interest rate (as a percent)							5.58%
Fox Racing | Acquisition-related Costs
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Fees for advisory, legal, and accounting services				(6,064)	6,064
Inventory step-up, net				(7,544)	7,544
Interest				10,627	30,406
Depreciation				969	2,482
Amortization				4,245	12,257
Management Fees				(530)	(1,413)
Income tax provision (benefit)				$ (910)	(13,260)
Foresight Sports
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Fees for advisory, legal, and accounting services					3,080
Foresight Sports | Acquisition-related Costs
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Fees for advisory, legal, and accounting services					(3,080)	$ 3,080
Inventory step-up, net					(1,247)	1,247
Interest					2,203	6,565
Income tax provision (benefit)					3,520	5,520
Depreciation and amortization					$ 4,961	$ 8,122